Financial risk management (Tables)	12 Months Ended
Dec. 31, 2022
Financial Instruments [Abstract]
Disclosure of financial instruments	The effects of the cash flow hedging instruments on the Company's financial position and performance are as follows:

All amounts stated in €m, unless otherwise stated	December 31, 2022	December 31, 2021
USD - cross currency interest rate swaps
Carrying amount of liability	(56.6)	(20.6)
Notional amount (USD)	$700.0	$916.4
Maturity date	10/10/2027	5/15/2024
Change in fair value of outstanding hedging instruments since January 1	(36.0)	68.9
Loss/(gain) in value of hedged item used to determine effectiveness	36.0	(69.6)
Weighted average hedged rate of outstanding hedging instruments	1.00	1.11
The effects of the net investment hedging instruments on the Company's financial position and performance are as follows:

All amounts stated in €m, unless otherwise stated	December 31, 2022	December 31, 2021
UK cross-currency interest rate swaps
Carrying amount of cross-currency interest rate swaps	—	—
Notional amount (GBP)	—	—
Maturity date	N/A	7/29/2021
Change in fair value of cross-currency interest rate swaps as a result of foreign currency movements since January 1	—	(12.9)
Loss/(gain) in value of hedged item used to determine hedge effectiveness	—	12.9
Weighted average hedged rate for the year	—	1.19
position and performance are as follows:

As at December 31, 2022	EUR/USD	GBP/USD	GBP/EUR	SEK/EUR	SEK/USD	Other Currencies
	€m	€m	€m	€m	€m	€m
Derivative financial instruments - forward currency contracts
Carrying amount of asset	4.4	2.0	6.4	2.4	0.5	0.5
Notional amount	288.6	44.3	194.9	58.2	9.8	45.9
Fair value losses/(gains) of outstanding hedging instruments since January 1	6.2	(6.7)	(9.0)	(4.4)	(0.6)	(0.6)
Weighted average hedge rate for the year	1.09	1.30	1.16	0.09	0.10	N/A

As at December 31, 2021	EUR/USD	GBP/USD	GBP/EUR	SEK/EUR	SEK/USD	Other Currencies
	€m	€m	€m	€m	€m	€m
Derivative financial instruments - forward currency contracts
Carrying amount of asset/(liability)	17.5	1.2	(6.7)	0.5	0.1	0.3
Notional amount	343.6	58.4	244.7	70.4	4.5	96.4
Fair value (gains)/losses of outstanding hedging instruments since January 1	(26.3)	(0.5)	12.0	(0.9)	13.5	0.6
Weighted average hedge rate for the year	1.20	1.38	1.15	0.10	0.11	—
Financial instruments

Categories of financial instruments
The following table shows the carrying amount of each Statement of Financial Position class split into the relevant category of financial instrument as defined in IFRS 9 'Financial Instruments'.

	Financial assets at amortized cost	Financial Assets at Fair Value through profit or loss	Derivatives designated in hedge relationships	Financial liabilities at amortized cost	Total
2022	€m	€m	€m	€m	€m
Assets
Trade and other receivables	230.8	—	—	—	230.8
Derivative financial instruments	—	—	20.1	—	20.1
Cash and cash equivalents	330.0	39.7	—	—	369.7
Liabilities
Trade and other payables excluding non-financial liabilities	—	—	—	(652.2)	(652.2)
Derivative financial instruments	—	—	(60.3)	—	(60.3)
Loans and borrowings (1)	—	—	—	(2,206.8)	(2,206.8)
Total	560.8	39.7	(40.2)	(2,859.0)	(2,298.7)
(1) Loans and borrowings excludes €41.9 million of capitalized debt discounts borrowing costs which are included within €2,164.9 million of total loans and borrowings in Note 21.

	Financial assets at amortized cost	Derivatives at fair value through profit or loss	Derivatives designated in hedge relationships	Financial liabilities at amortized cost	Total
2021	€m	€m	€m	€m	€m
Assets
Trade and other receivables	201.6	—	—	—	201.6
Derivative financial instruments	—	0.5	19.7	—	20.2
Cash and cash equivalents	254.2	—	—	—	254.2
Liabilities	—
Trade and other payables excluding non-financial liabilities	—	—	—	(647.1)	(647.1)
Derivative financial instruments	—	(0.1)	(28.0)	—	(28.1)
Loans and borrowings (2)	—	—	—	(2,236.8)	(2,236.8)
Total	455.8	0.4	(8.3)	(2,883.9)	(2,436.0)

(2) Loans and borrowings excludes €9.4 million of capitalized borrowing costs which are included within €2,227.4 million of total non-current loans and borrowings in Note 21.

Fair values
Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, Nomad uses various methods including market, income and cost approaches. Based on these approaches, Nomad utilizes certain assumptions that market participants would use in pricing the asset or liability, including assumptions about risk and the risks inherent in the inputs to the valuation technique. These inputs may be readily observable, market corroborated, or generally unobservable inputs. The fair value hierarchy ranks the quality and reliability of the information used to determine fair values.
Financial assets and liabilities carried at fair value will be classified and disclosed in one of the following three categories:
Level 1—Quoted prices for identical assets and liabilities traded in active exchange markets, such as the New York Stock Exchange.
Level 2—Observable inputs other than Level 1 including quoted prices for similar assets or liabilities, quoted prices in less active markets, or other observable inputs that can be corroborated by observable market data.
Level 3—Unobservable inputs supported by little or no market activity for financial instruments whose value is determined using pricing models, discounted cash flow methodologies, or similar techniques, as well as instruments for which the determination of fair value requires significant management judgment or estimation; also includes observable inputs for non binding single dealer quotes not corroborated by observable market data. Where market information is not available to support internal valuations, reviews of third party valuations are performed.
While Nomad believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different estimate of fair value at the reporting date.
The following is a description of the valuation methodologies and assumptions used for estimating the fair values of financial instruments held by the Company.

(i)Derivative financial instruments
Derivative financial instruments are held at fair value. There is no difference between carrying value and fair value. The valuation technique utilized by the Company maximizes the use of observable market data where it is available. All significant inputs required to fair value the instrument are observable. The Company has classified its derivative financial instruments as level 2 instruments as defined in IFRS 13 ‘Fair value measurement’.
(ii)Trade and other payables/receivables
The notional amount of trade and other payables/receivables are deemed to be carried at fair value, short term and settled in cash.

(iii)Cash and cash equivalents
The carrying value of cash and cash equivalents is deemed to equal fair value.

(iv)Short-term investments
Short-term investments are valued using inputs that are derived principally from or corroborated by observable market data. The Company has classified these as level 2 instruments as defined in IFRS 13 “Fair value measurement”.

(v)Interest bearing loans and liabilities
The fair value of secured notes is determined by reference to price quotations in the active market in which they are traded. They are classified as level 1 instruments. The fair value of the senior loans is calculated by discounting the expected future cash flows at the year end’s prevailing interest rates. They are classified as level 2 instruments. There is no requirement to determine or disclose the fair value of lease liabilities.

	Fair value		Carrying value
	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021
	€m	€m	€m	€m
Senior EUR/USD loans	1,316.2	1,360.8	1,340.0	1,355.8
Other external debt	0.2	0.1	0.2	0.1
2028 fixed rate senior secured notes	681.2	802.6	800.0	800.0
Less capitalized debt discounts and borrowing costs	—	—	(41.9)	(9.4)
	1,997.6	2,163.5	2,098.3	2,146.5

Derivatives

	As at December 31, 2022	As at December 31, 2021
	€m	€m
Interest Rate Swaps	0.2	—
Forward foreign exchange contracts	19.9	20.2
Total assets	20.1	20.2
Cross Currency Interest Rate Swaps	(56.6)	(20.6)
Forward foreign exchange contracts	(3.7)	(7.3)
Total liabilities	(60.3)	(27.9)
Total	(40.2)	(7.7)
Offsetting of derivatives
Derivative contracts are held under International Swaps and Derivatives Association (ISDA) agreements with financial institutions. An ISDA is an enforceable master netting agreement that permits the Company to settle net in the event of default.
The following table sets out the carrying amounts of recognized financial instruments that are subject to the above agreements.

	Gross amount of financial instruments as presented upon balance sheet	Related financial instruments that are offset	Net amount
As at Dec 31, 2022	€m	€m	€m
Derivatives - assets	20.1	(12.2)	7.9
Derivatives - liabilities	(60.3)	12.2	(48.1)

	Gross amount of financial instruments as presented upon balance sheet	Related financial instruments that are offset	Net amount
As at Dec 31, 2021	€m	€m	€m
Derivatives - assets	20.2	(10.8)	9.4
Derivatives - liabilities	(27.9)	10.8	(17.1)

Disclosure of maturity analysis for derivative financial liabilities
The tables below show a maturity analysis of contractual undiscounted cash flows prepared using forward interest rates where applicable, showing items at the earliest date on which the Company could be required to pay the liability:

2022	2023	2024	2025	2026	2027	Over 5 years	Total
	€m	€m	€m	€m	€m	€m	€m
Borrowings-principal	6.6	6.6	6.6	6.6	6.6	2,107.1	2,140.1
Borrowings-interest	103.0	117.3	107.5	105.2	104.8	160.5	698.3
Forward contracts Sell	623.6	—	—	—	—	—	623.6
Forward contracts Buy	(641.7)	—	—	—	—	—	(641.7)
Cross Currency Interest Rate Swaps Pay	50.5	54.2	53.6	53.1	718.2	—	929.6
Cross Currency Interest Rate Swaps Receive	(58.9)	(59.9)	(53.2)	(51.8)	(675.3)	—	(899.1)
Interest Rate Swaps Pay	8.1	8.9	8.8	8.8	8.8	—	43.4
Interest Rate Swaps Receive	(7.7)	(9.4)	(8.8)	(8.7)	(8.7)	—	(43.3)
Lease Liabilities	22.1	12.9	8.1	6.4	3.3	19.9	72.7
Trade and other payables excluding non-financial liabilities	652.2	—	—	—	—	—	652.2
Total	757.8	130.6	122.6	119.6	157.7	2,287.5	3,575.8

2021	2022	2023	2024	2025	2026	Over 5 years	Total
	€m	€m	€m	€m	€m	€m	€m
Borrowings-principal	8.5	8.5	791.7	—	—	1,353.2	2,161.9
Borrowings-interest	57.5	63.5	50.4	34.0	34.1	67.0	306.5
Forward contracts Sell	805.3	—	—	—	—	—	805.3
Forward contracts Buy	(818.0)	—	—	—	—	—	(818.0)
Cross Currency Interest Rate Swaps Pay	25.0	24.9	818.5	—	—	—	868.4
Cross Currency Interest Rate Swaps Receive	(30.8)	(38.0)	(808.0)	—	—	—	(876.8)
Lease Liabilities	23.1	18.2	11.2	7.3	5.6	25.2	90.6
Trade and other payables excluding non-financial liabilities	647.1	—	—	—	—	—	647.1
Total	717.7	77.1	863.8	41.3	39.7	1,445.4	3,185.0

Disclosure of maturity analysis for non-derivative financial liabilities
The tables below show a maturity analysis of contractual undiscounted cash flows prepared using forward interest rates where applicable, showing items at the earliest date on which the Company could be required to pay the liability:

2022	2023	2024	2025	2026	2027	Over 5 years	Total
	€m	€m	€m	€m	€m	€m	€m
Borrowings-principal	6.6	6.6	6.6	6.6	6.6	2,107.1	2,140.1
Borrowings-interest	103.0	117.3	107.5	105.2	104.8	160.5	698.3
Forward contracts Sell	623.6	—	—	—	—	—	623.6
Forward contracts Buy	(641.7)	—	—	—	—	—	(641.7)
Cross Currency Interest Rate Swaps Pay	50.5	54.2	53.6	53.1	718.2	—	929.6
Cross Currency Interest Rate Swaps Receive	(58.9)	(59.9)	(53.2)	(51.8)	(675.3)	—	(899.1)
Interest Rate Swaps Pay	8.1	8.9	8.8	8.8	8.8	—	43.4
Interest Rate Swaps Receive	(7.7)	(9.4)	(8.8)	(8.7)	(8.7)	—	(43.3)
Lease Liabilities	22.1	12.9	8.1	6.4	3.3	19.9	72.7
Trade and other payables excluding non-financial liabilities	652.2	—	—	—	—	—	652.2
Total	757.8	130.6	122.6	119.6	157.7	2,287.5	3,575.8

2021	2022	2023	2024	2025	2026	Over 5 years	Total
	€m	€m	€m	€m	€m	€m	€m
Borrowings-principal	8.5	8.5	791.7	—	—	1,353.2	2,161.9
Borrowings-interest	57.5	63.5	50.4	34.0	34.1	67.0	306.5
Forward contracts Sell	805.3	—	—	—	—	—	805.3
Forward contracts Buy	(818.0)	—	—	—	—	—	(818.0)
Cross Currency Interest Rate Swaps Pay	25.0	24.9	818.5	—	—	—	868.4
Cross Currency Interest Rate Swaps Receive	(30.8)	(38.0)	(808.0)	—	—	—	(876.8)
Lease Liabilities	23.1	18.2	11.2	7.3	5.6	25.2	90.6
Trade and other payables excluding non-financial liabilities	647.1	—	—	—	—	—	647.1
Total	717.7	77.1	863.8	41.3	39.7	1,445.4	3,185.0